UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09120

PRUDENT BEAR FUNDS, INC.
(Exact name of registrant as specified in charter)

8140 Walnut Hill Lane
Suite 300
Dallas, TX 75231
(Address of principal executive offices) (Zip code)

David W. Tice
David W. Tice & Associates, LLC
43-46 Norre Gade, Suite 137
St. Thomas, U.S. Virgin Islands 00802
(Name and address of agent for service)

1-800-711-1848
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments.

Prudent Bear Fund
Schedule of Investments
June 30, 2006
(Unaudited)

Shares		Value
	COMMON STOCKS - 14.6%
	Basic Materials - 9.9%
2,000,000	Alberta Star Development Corp. (a)	$2,794,948
1,000,000	Alberta Star Development Corp. (Acquired 9/20/05, Cost $333,753) (a)(b)(c)(d)	1,397,474
900,000	Anatolia Minerals Development Ltd. (Acquired 12/15/04, Cost $1,275,345) (a)(b)(c)(d)	2,660,575
384,615	Aquiline Resources, Inc. (Acquired 9/03/03, Cost $285,501) (a)(b)(c)(d)	882,034
275,000	Aurora Energy Resources, Inc. (Acquired 3/22/06, Cost $850,662) (a)(b)(c)(d)	835,495
5,212,798	Capstone Mining Corp. (a)(e)	8,312,085
592,000	Capstone Mining Corp. (Acquired 12/21/05 & 5/12/06, Cost $617,436) (a)(b)(c)(d)(e)	849,578
705,883	Capstone Mining Corp. (Acquired 5/11/06, Cost $805,208) (a)(b)(c)(d)(e)	1,013,011
210,100	Cardero Resource Corporation (a)	402,772
1,777,778	Cascadero Copper Corporation (a)	429,992
546,200	East Asia Minerals Corporation (a)	304,586
1,127,038	East Asia Minerals Corporation (Acquired 3/03/05, $402,548) (a)(b)(c)(d)	646,156
300,000	East Asia Minerals Corporation (Acquired 10/27/05, Cost $317,161) (a)(b)(c)(d)	171,997
179,700	Eldorado Gold Corporation (a)	872,502
33	Exploration Capital Partners, LP (Acquired 10/14/98, Cost $29,714) (b)(c)	7,325,346
825,000	First Majestic Resource Corp. (Acquired 5/07/04, Cost $1,120,269) (a)(b)(c)(d)	2,506,853
809,091	Fronteer Development Group Inc. (a)	3,638,481
400,000	Fronteer Development Group Inc. (Acquired 2/16/05, Cost $567,569) (a)(b)(c)(d)	1,798,800
454,545	Fronteer Development Group Inc. (Acquired 4/11/06, Cost $651,934) (a)(b)(c)(d)	2,044,088
1,155,000	Gold Canyon Resources, Inc. (Acquired 8/26/04, Cost $484,003) (a)(b)(c)(d)	315,574
1,298,265	Golden Cycle Gold Corporation (a)(e)	10,386,120
2,643,513	Golden Phoenix Minerals, Inc. (Acquired 1/14/00, Cost $300,000) (a)(b)(c)	831,385
3,300,000	International KRL Resources Corp. (a)(e)	886,858
2,400,000	Northern Lion Gold Corp. (Acquired 4/28/03 & 5/03/04, Cost $546,512) (a)(b)(c)(d)(e)	773,985
3,235,000	Pershing Resources Corporation Inc. (a)	614,650
500,000	Powertech Uranium Corp. (Acquired 5/11/06, Cost $451,138) (a)(b)(c)(d)	521,589
1,821,403	Rimfire Minerals Corporation (a)(e)	3,083,805
2,842,300	Sabina Silver Corp. (a)(e)	3,208,186
750,000	Sabina Silver Corp. (Acquired 11/05/03, Cost $283,050) (a)(b)(c)(d)(e)	846,547
743,000	San Gold Corp. (a)	911,861
891,000	Santoy Resources Ltd. (a)	399,086
1,737,599	Silverstone Resources Corp. (Acquired 12/16/03 - 12/15/04, Cost $0) (a)(b)(c)(d)(e)	1,182,993
432,628	Silverstone Resources Corp. (Acquired 12/21/05 & 5/03/06, Cost $0) (a)(b)(c)(d)(e)	294,542
35,000	Southwestern Resources Corp. (a)(f)	301,621
500,000	Sunridge Gold Corp. (Acquired 9/29/05, Cost $273,743) (a)(b)(c)(d)	859,984
500,000	Tournigan Gold Corporation (a)	770,402
527,900	Trade Winds Ventures Inc. (a)(e)	177,338
1,825,000	Trade Winds Ventures Inc. (Acquired 6/29/04, Cost $1,001,743) (a)(b)(c)(d)(e)	490,460
800,000	Trade Winds Ventures Inc. (Acquired 11/30/04, Cost $847,500) (a)(b)(c)(d)(e)	214,996
630	Viceroy Exploration Ltd. (a)	4,741
666,667	YGC Resources Ltd. (Acquired 4/13/05, Cost $322,532) (a)(b)(c)(d)	597,211
		66,560,707
	Construction & Engineering - 0.3%
80,000	The Shaw Group Inc. (a)(f)	2,224,000
	Health Care - 0.9%
850,000	ADVENTRX Pharmaceuticals, Inc. (a)	2,694,500
375,000	ADVENTRX Pharmaceuticals, Inc. (Acquired 3/01/06, Cost $228,750) (a)(b)(c)(d)	1,010,437
435,367	Cardima, Inc. (a)	37,877
200,000	Genitope Corporation (a)	1,264,000
250,000	Pro Pharmaceuticals, Inc. (a)	787,500
		5,794,314
	Metals & Mining - 3.2%
300,000	American Gold Capital Corp. (a)	521,365
400,000	Andina Minerals, Inc. (a)	537,490
800,000	Bear Creek Mining Corporation (a)	4,393,084
40,000	Bear Creek Mining Corporation (Acquired 8/30/05, Cost $107,953) (a)(b)(c)(d)	219,654
150,000	Bema Gold Corporation (a)(f)	753,000
1,000,000	Brilliant Mining Corp. (Acquired 5/10/06, Cost $708,012) (a)(b)(c)(d)	418,794
4,500,000	Cash Minerals Ltd. (a)(e)	3,144,316
3,866,200	Crosshair Exploration & Mining Corp. (a)(e)	4,779,500
500,000	Crosshair Exploration & Mining Corp. (Acquired 11/04/05, Cost $338,070) (a)(b)(c)(d)(e)	618,113
217,400	Dynasty Metals & Mining Inc. (a)	1,071,128
857,143	Franklin Lake Resources Inc. (a)(e)	102,857
500,000	Fury Explorations Ltd. (a)	403,118
700,000	Gateway Gold Corp. (a)	877,900
500,000	Global Copper Corp. (a)	636,030
300,000	Golden Star Resources Ltd. (a)(f)	888,000
800,000	Grayd Resource Corp. (a)	551,823
500,000	Kenrich-Eskay Mining Corp. (Acquired 2/06/06, Cost $480,380) (a)(b)(c)(d)	761,444
260,000	Niblack Mining Corp. (a)	151,393
222,500	Niblack Mining Corp. (Acquired 3/30/04, Cost $0) (a)(b)(c)(d)	129,558
525,000	Niblack Mining Corp. (Acquired 3/02/06, Cost $252,050) (a)(b)(c)(d)	259,843
		21,218,410
	Pollution Control - 0.2%
628,209	Migami, Inc. (a)	314,105
566,300	Sonic Environmental Solutions Inc. (a)(e)	481,936
750,000	Sonic Environmental Solutions Inc. (Acquired 9/20/05, Cost $1,267,329) (a)(b)(c)(d)(e)	638,269
		1,434,310
	Restaurants - 0.0%
6	Restaurant Brands New Zealand Limited	5
	Satellite - 0.1%
96,315	Globalstar LLC Base Creditor Membership Interests (Acquired 12/21/04,
	Cost $359,097) (a)(b)(c)(d)	404,552
11,462	Globalstar LLC Release-Based Membership Interests (Acquired 12/21/04,
	Cost $42,736) (a)(b)(c)(d)	48,144
		452,696
	Technology - 0.0%
398,433	Aura Systems, Inc. (a)	274,918
	TOTAL COMMON STOCKS (Cost $59,232,789)	97,959,360

Principal
Amount
	U.S. TREASURY OBLIGATIONS - 70.4%
	U.S. Treasury Notes:
$ 58,000,000	2.750%, 07/31/2006 (g)	57,907,084
3,500,000	2.375%, 08/15/2006	3,489,335
74,900,000	2.375%, 08/31/2006 (g)	74,581,076
9,700,000	2.500%, 09/30/2006 (g)	9,637,484
25,605,000	2.500%, 10/31/2006 (g)	25,383,952
73,500,000	2.875%, 11/30/2006 (h)	72,787,932
10,300,000	3.000%, 12/31/2006 (h)	10,184,527
18,300,000	3.125%, 01/31/2007 (h)	18,073,391
2,500,000	2.250%, 02/15/2007 (h)	2,453,612
11,700,000	3.375%, 02/28/2007 (g)	11,555,119
25,300,000	3.750%, 03/31/2007 (g)	25,015,375
59,250,000	3.625%, 04/30/2007 (h)	58,444,556
5,100,000	4.375%, 05/15/2007	5,060,954
97,870,000	3.500%, 05/31/2007 (g)	96,317,880
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $472,169,479)	470,892,277

Shares
	WARRANTS - 0.5%
	Alberta Star Development Corp.
500,000	Expiration: September 2007, Exercise Price: $0.65 CAD
	(Acquired 9/20/05, Cost $5,000) (b)(c)(d)	442,668
	Anatolia Minerals Development Ltd.
450,000	Expiration: December 2006, Exercise Price: $2.50 CAD
	(Acquired 12/15/04, Cost $4,500) (b)(c)(d)	396,305
	Aquiline Resources, Inc.
78,125	Expiration: October 2006, Exercise Price: $2.00 CAD
	(Acquired 10/07/05, Cost $781) (b)(c)(d)	44,245
	Aura Systems, Inc.
105,990	Expiration: January 2007-2011, Exercise Price: $3.00
	(Acquired 3/21/06, Cost $1,060) (b)(c)(d)	—
	Bear Creek Mining Corporation
20,000	Expiration: August 2007, Exercise Price: $4.25 CAD
	(Acquired 8/30/05, Cost $200) (b)(c)(d)	62,571
	Brilliant Mining Corp.
500,000	Expiration: May 2008, Exercise Price: $1.05 CAD
	(Acquired 5/10/06, Cost $5,000) (b)(c)(d)	117,397
	Cardima, Inc.
312,499	Expiration: August 2006, Exercise Price: $0.90
	(Acquired 8/05/02, Cost $3,125) (b)(c)(d)	—
	Cascadero Copper Corporation
888,889	Expiration: December 2006, Exercise Price: $0.65 CAD
	(Acquired 12/21/04, Cost $8,889) (b)(c)(d)	—
	Crosshair Exploration & Mining Corp.
250,000	Expiration: November 2007, Exercise Price: $1.25 CAD
	(Acquired 11/04/05, Cost $2,500) (b)(c)(d)	131,461
	East Asia Minerals Corporation
563,519	Expiration: March 2007, Exercise Price: $1.00 CAD
	(Acquired 3/03/05, Cost $5,635) (b)(c)(d)	53,611
150,000	Expiration: October 2007, Exercise Price: $1.75 CAD
	(Acquired 10/27/05, Cost $1,500) (b)(c)(d)	15,198
	Fronteer Development Group Inc.
200,000	Expiration: February 2007, Exercise Price: $2.75 CAD
	(Acquired 2/16/05, Cost $2,000) (b)(c)(d)	421,876
	Kenrich-Eskay Mining Corp.
250,000	Expiration: February 2007, Exercise Price: $1.25 CAD
	(Acquired 2/06/06, Cost $2,500) (b)(c)(d)	148,101
	Laramide Resources Ltd.
40,000	Expiration: September 2007, Exercise Price: $3.25 CAD
	(Acquired 9/29/05, Cost $400) (b)(c)(d)	105,201
	Metalline Mining Co. Inc.
22,220	Expiration: October 2007, Exercise Price: $5.00
	(Acquired 10/08/02, Cost $222) (b)(c)(d)	15,352
	Niblack Mining Corp.
262,500	Expiration: September 2007, Exercise Price: $0.80 CAD
	(Acquired 3/02/06, Cost $2,625) (b)(c)(d)	59,352
	Powertech Uranium Corp.
250,000	Expiration: May 2007, Exercise Price: $1.30 CAD
	(Acquired 5/11/06, Cost $2,500) (b)(c)(d)	89,402
	Silverstone Resources Corp.
1,085,114	Expiration: June 2007, Exercise Price: $1.80 CAD
	(Acquired 12/16/03 - 5/03/06, Cost $0) (b)(c)(d)	—
	Sonic Environmental Solutions Inc.
375,000	Expiration: September 2007, Exercise Price: $2.75 CAD
	(Acquired 9/20/05, Cost $3,750) (b)(c)(d)	15,486
	Sunridge Gold Corp.
250,000	Expiration: September 2007, Exercise Price: $0.90 CAD
	(Acquired 9/29/05, Cost $2,500) (b)(c)(d)	244,177
	Trade Winds Ventures Inc.
400,000	Expiration: November 2006, Exercise Price: $1.75 CAD
	(Acquired 11/30/04, Cost $4,000) (b)(c)(d)	36
	Viceroy Exploration Ltd.
151,515	Expiration: December 2006, Exercise Price: $2.75 CAD
	(Acquired 12/01/04, Cost $1,515) (b)(c)(d)	696,402
	YGC Resources Ltd.
333,334	Expiration: April 2007, Exercise Price: $1.00 CAD
	(Acquired 4/13/05, Cost $3,334) (b)(c)(d)	39,535
	TOTAL WARRANTS (Cost $63,536)	3,098,376

Contracts (100 shares per contract)
	PURCHASED CALL OPTIONS - 0.0%
	SPDR Trust Series 1
200	Expiration: July 2006, Exercise Price: $128.00	22,500
	TOTAL PURCHASED CALL OPTIONS (Cost $55,020)	22,500
	PURCHASED PUT OPTIONS - 1.3%
	Advanced Micro Devices, Inc.
400	Expiration: October 2006, Exercise Price: $27.50	168,000
	Agnico-Eagle Mines Limited
400	Expiration: November 2006, Exercise Price: $40.00	340,000
	Alliance Data Systems Corporation
200	Expiration: December 2006, Exercise Price: $50.00	32,000
	AMBAC Financial Group, Inc.
200	Expiration: November 2006, Exercise Price: $80.00	61,500
	Apple Computer, Inc.
300	Expiration: October 2006, Exercise Price: $62.50	234,000
	Avery Dennison Corp.
300	Expiration: October 2006, Exercise Price: $60.00	100,500
200	Expiration: January 2007, Exercise Price: $60.00	84,000
	Bank of America Corporation
400	Expiration: November 2006, Exercise Price: $47.50	60,000
400	Expiration: November 2006, Exercise Price: $50.00	112,000
300	Expiration: January 2007, Exercise Price: $45.00	34,500
	Barrick Gold Corporation
1,000	Expiration: July 2006, Exercise Price: $32.50	302,500
600	Expiration: October 2006, Exercise Price: $35.00	342,000
	Brightpoint, Inc.
500	Expiration: October 2006, Exercise Price: $20.88	441,000
	Bristol-Myers Squibb Company
1,000	Expiration: January 2007, Exercise Price: $25.00	120,000
	Caremark Rx, Inc.
400	Expiration: December 2006, Exercise Price: $45.00	69,000
	Citigroup Inc.
1,000	Expiration: December 2006, Exercise Price: $47.50	190,000
200	Expiration: December 2006, Exercise Price: $50.00	62,000
200	Expiration: January 2007, Exercise Price: $47.50	41,000
	Commerce Bancorp Inc.
200	Expiration: December 2006, Exercise Price: $37.50	82,000
	Corus Bankshares, Inc.
200	Expiration: September 2006, Exercise Price: $27.50	44,500
200	Expiration: September 2006, Exercise Price: $30.00	79,000
200	Expiration: December 2006, Exercise Price: $30.00	90,000
	Fannie Mae
200	Expiration: December 2006, Exercise Price: $45.00	37,500
	Financial Select Sector SPDR Fund
300	Expiration: December 2006, Exercise Price: $34.00	61,500
	First Horizon National Corporation
100	Expiration: November 2006, Exercise Price: $40.00	18,250
	The First Marblehead Corporation
100	Expiration: December 2006, Exercise Price: $40.00	12,500
	Freddie Mac
200	Expiration: October 2006, Exercise Price: $60.00	82,000
	Furniture Brands International, Inc.
200	Expiration: July 2006, Exercise Price: $22.50	42,500
	Genworth Financial Inc. - Class A
200	Expiration: December 2006, Exercise Price: $30.00	7,000
	Google, Inc.
100	Expiration: January 2007, Exercise Price: $310.00	72,000
	IndyMac Bancorp, Inc.
200	Expiration: October 2006, Exercise Price: $45.00	46,500
	Investors Financial Services Corp.
200	Expiration: October 2006, Exercise Price: $47.50	92,000
	iShares MSCI Emerging Markets Index Fund
300	Expiration: September 2006, Exercise Price: $90.00	129,000
	JPMorgan Chase & Co.
200	Expiration: December 2006, Exercise Price: $40.00	27,000
500	Expiration: December 2006, Exercise Price: $42.50	112,500
200	Expiration: December 2006, Exercise Price: $45.00	74,000
400	Expiration: January 2007, Exercise Price: $40.00	61,000
	Kohl's Corporation
400	Expiration: October 2006, Exercise Price: $50.00	26,000
	Maxim Integration Products, Inc.
600	Expiration: November 2006, Exercise Price: $30.00	91,500
	MBIA Inc.
100	Expiration: November 2006, Exercise Price: $50.00	9,250
	MGIC Investment Corporation
300	Expiration: December 2006, Exercise Price: $65.00	112,500
	The Morgan Stanley Retail Index
200	Expiration: September 2006, Exercise Price: $170.00	125,000
200	Expiration: December 2006, Exercise Price: $165.00	123,000
	The Morgan Stanley Technology Index
200	Expiration: September 2006, Exercise Price: $510.00	428,000
	New Century Financial Corporation
100	Expiration: November 2006, Exercise Price: $40.00	31,000
	Newell Rubbermaid Inc.
400	Expiration: September 2006, Exercise Price: $25.00	27,000
	Payless ShoeSource, Inc.
650	Expiration: September 2006, Exercise Price: $25.00	156,000
	The Philadelphia Semiconductor Index
100	Expiration: December 2006, Exercise Price: $470.00	431,500
	The PHLX Housing Sector Index
300	Expiration: July 2006, Exercise Price: $210.00	90,000
	Rent-A-Center, Inc.
500	Expiration: December 2006, Exercise Price: $25.00	86,250
	Research In Motion Limited
600	Expiration: September 2006, Exercise Price: $70.00	246,000
	Ruby Tuesday, Inc.
500	Expiration: October 2006, Exercise Price: $30.00	285,000
	The Russell 2000 Index
100	Expiration: September 2006, Exercise Price: $660.00	92,500
100	Expiration: September 2006, Exercise Price: $700.00	184,500
150	Expiration: December 2006, Exercise Price: $700.00	418,500
	SanDisk Corp.
300	Expiration: October 2006, Exercise Price: $50.00	147,000
	Standard and Poor's 500 Index
500	Expiration: September 2006, Exercise Price: $1,200.00	460,000
250	Expiration: September 2006, Exercise Price: $1,225.00	322,500
200	Expiration: December 2006, Exercise Price: $1,200.00	388,000
100	Expiration: December 2006, Exercise Price: $1,210.00	213,500
	Stericycle, Inc.
300	Expiration: August 2006, Exercise Price: $55.00	5,250
300	Expiration: November 2006, Exercise Price: $65.00	105,000
	Washington Mutual, Inc.
200	Expiration: January 2007, Exercise Price: $45.00	46,500
	Whirlpool Corporation
300	Expiration: September 2006, Exercise Price: $85.00	163,500
	Whole Foods Market, Inc.
250	Expiration: August 2006, Exercise Price: $65.00	81,250
	TOTAL PURCHASED PUT OPTIONS (Cost $7,513,833)	8,860,750

Shares
	SHORT-TERM INVESTMENTS - 9.7%
	Mutual Funds - 0.6%
4,018,126	Federated US Treasury Cash Reserve Fund	4,018,126
Principal
Amount
	U.S. Treasury Bills - 9.1%
$ 9,700,000	4.265%, 07/06/2006	9,694,042
9,700,000	4.570%, 07/13/2006	9,685,637
10,000,000	4.315%, 07/20/2006 (h)	9,976,320
4,000,000	4.635%, 07/27/2006	3,986,794
6,800,000	4.520%, 08/03/2006	6,772,689
7,000,000	4.485%, 08/10/2006	6,964,212
14,000,000	4.150%, 09/07/2006 (h)	13,877,598
		60,957,292
	TOTAL SHORT-TERM INVESTMENTS (Cost $64,974,553)	64,975,418

	Total Investments (Cost $604,009,210) (i) - 96.5%	645,808,681
	Other Assets in Excess of Liabilities - 3.5%	23,422,775
	TOTAL NET ASSETS - 100.0%	$669,231,456

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Fair valued security.
(c)	Restricted security.
(d)	Private placement issue.
(e)	Affiliated company.
(f)	Shares are held to cover all or a portion of a corresponding short position.
(g)	All or a portion of the securities have been committed as collateral for open short positions.
(h)	All or a portion of the securities have been committed as collateral for futures contracts.
(i)	The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*:
	Cost of investments	$609,816,058
	Gross unrealized appreciation	51,747,708
	Gross unrealized depreciation	(15,755,085)
	Net unrealized appreciation	$35,992,623

	*Because tax adjustments are calculated annually, the above table reflects the tax adjustments
	outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax
	information, please refer to the Notes to Financial Statements section in the Fund’s most recent
	semi-annual or annual report.

CAD	Canadian Dollars

Prudent Bear Fund
Schedule of Securities Sold Short
June 30, 2006
(Unaudited)

Shares		Value
128,000	Advanced Energy Industries, Inc.	$1,694,720
157,000	Advanced Micro Devices, Inc.	3,833,940
45,000	Agnico-Eagle Mines Limited	1,488,600
6,000	Amazon.com, Inc.	232,080
14,000	AMBAC Financial Group, Inc.	1,135,400
51,000	Analog Devices, Inc.	1,639,140
115,000	Apollo Group, Inc.	5,942,050
16,000	Applied Materials, Inc.	260,480
70,000	Avery Dennison Corp.	4,064,200
66,000	Bank of America Corporation	3,174,600
20,000	BB&T Corp.	831,800
150,000	Bema Gold Corporation	753,000
42,000	Benchmark Electronics, Inc.	1,013,040
15,000	Brightpoint, Inc.	202,500
165,000	Bristol-Myers Squibb Company	4,266,900
41,500	Brunswick Corporation	1,379,875
15,000	Capital One Financial Corp.	1,281,750
30,000	Career Education Corp.	896,700
110,000	Caremark Rx, Inc.	5,485,700
33,000	Carnival Corporation	1,377,420
11,700	Carpenter Technology Corporation	1,351,350
40,000	Chemed Corp.	2,181,200
70,000	Citigroup Inc.	3,376,800
11,000	Clear Channel Communications, Inc.	340,450
17,000	Commerce Bancorp Inc.	606,390
30,000	Commonwealth Telephone Enterprises, Inc.	994,800
140,000	Comverse Technology, Inc.	2,767,800
225,000	Constellation Brands, Inc. - Class A	5,625,000
70,000	Consumer Staples Select Sector SPDR Fund	1,693,300
105,000	D.R. Horton, Inc.	2,501,100
105,000	Darden Restaurants, Inc.	4,137,000
250,000	DIAMONDS Trust Series I	27,947,500
54,000	eBay, Inc.	1,581,660
130,000	EchoStar Communications Corp.	4,005,300
200,000	Eldorado Gold Corporation	966,000
95,000	Eli Lilly & Company	5,250,650
417,000	EMC Corporation	4,574,490
35,000	Energizer Holdings, Inc.	2,049,950
77,000	Fannie Mae	3,703,700
135,000	Financial Select Sector SPDR Fund	4,357,800
10,000	First Horizon National Corporation	402,000
90,000	Flextronics International Ltd.	955,800
35,000	Florida Rock Industries, Inc.	1,738,450
395,000	Ford Motor Company	2,737,350
75,000	Freddie Mac	4,275,750
65,000	Freescale Semiconductor, Inc.	1,885,000
85,000	General Motors Corporation	2,532,150
176,000	Gentex Corporation	2,464,000
425,000	Golden Star Resources Ltd.	1,258,000
1,600	Google, Inc.	670,928
240,000	H&R Block, Inc.	5,726,400
83,000	Hovnanian Enterprises, Inc.	2,496,640
20,000	Huntington Bancshares, Inc.	471,600
43,000	International Business Machines Corp.	3,303,260
23,000	iShares Lehman 20+ Year Treasury Bond Fund	1,939,360
30,000	iShares Russell 2000 Growth Index Fund	2,205,300
225,000	Ivanhoe Mines Ltd.	1,534,500
100,000	Ivanhoe Mines Ltd.	677,237
49,000	JPMorgan Chase & Co.	2,058,000
197,000	Juniper Networks, Inc.	3,150,030
53,000	KB Home	2,430,050
43,500	KLA-Tencor Corporation	1,808,295
21,000	Lam Research Corp.	981,120
54,000	Lennar Corporation	2,395,980
50,000	M.D.C. Holdings, Inc.	2,596,500
30,000	Marine Products Corp.	291,900
36,500	Marvell Technology Group Ltd.	1,618,045
380,000	Mattel, Inc.	6,273,800
20,000	Maxim Integrated Products, Inc.	642,200
50,000	MBIA Inc.	2,927,500
25,000	MGIC Investment Corporation	1,625,000
19,000	Microchip Technology, Inc.	637,450
57,000	Mohawk Industries, Inc.	4,009,950
2,000	Morgan Stanley	126,420
15,000	Motorola, Inc.	302,250
60,000	Navistar International Corporation	1,476,600
90,000	Newell Rubbermaid Inc.	2,324,700
60,000	Nokia Oyj - ADR	1,215,600
180,000	Patterson Companies, Inc.	6,287,400
60,000	Payless ShoeSource, Inc.	1,630,200
14,000	Polaris Industries, Inc.	606,200
138,000	R. R. Donnelley & Sons Co.	4,409,100
15,500	Rackable Sys, Inc.	612,095
80,000	Rent-A-Center, Inc.	1,988,800
47,000	Research In Motion Limited	3,279,190
8,000	Royal Caribbean Cruises Ltd.	306,000
57,000	The Ryland Group, Inc.	2,483,490
59,000	SanDisk Corp.	3,007,820
15,000	Seagate Technology	339,600
80,000	The Shaw Group Inc.	2,224,000
39,000	Silicon Laboratories Inc.	1,370,850
35,000	Southwestern Resources Corp.	301,622
235,000	SPDR Trust Series 1	29,910,800
60,000	Stericycle, Inc.	3,906,000
180,000	SUPERVALU INC.	5,526,000
115,000	Telefonaktiebolaget LM Ericsson - ADR	3,799,600
91,000	Toll Brothers, Inc.	2,326,870
32,000	UAL Corporation	992,640
300,000	Urban Outfitters, Inc.	5,247,000
28,000	VeriSign, Inc.	648,760
100,000	Wal-Mart Stores, Inc.	4,817,000
154,000	WCI Communities, Inc.	3,101,560
14,000	Websense, Inc.	287,560
42,000	Wells Fargo & Company	2,817,360
54,000	Whirlpool Corporation	4,463,100
78,000	Whole Foods Market, Inc.	5,041,920
250,000	Wind River Systems, Inc.	2,225,000
10,000	Yahoo!, Inc.	330,000
45,000	Zimmer Holdings, Inc.	2,552,400
	Total Securities Sold Short (Proceeds $291,578,076)	$303,971,187

ADR	American Depository Receipt

Prudent Global Income Fund
Schedule of Investments
June 30, 2006
(Unaudited)

Shares			Value
		COMMON STOCKS - 8.3%
		CANADA - 6.0%
180,186		Agnico-Eagle Mines Limited	$5,973,917
871,100		BacTech Mining Corporation (a)	210,693
2,500,000		BacTech Mining Corporation (Acquired 4/13/06, Cost $0) (a)(b)(c)(d)	302,338
445,000		Central Fund of Canada Limited - Class A	3,827,000
1,842,853		First Majestic Resource Corp. (Acquired 5/07/04, Cost $2,558,126) (a)(b)(c)(d)	5,599,711
100,000		Goldcorp, Inc.	3,014,423
120,000		Goldcorp, Inc.	3,626,400
			22,554,482
		SOUTH AFRICA - 1.1%
85,000		AngloGold Ashanti Limited - ADR	4,090,200
		UNITED STATES - 1.2%
30,000		Newmont Mining Corp.	1,587,900
100,000		Royal Gold, Inc.	2,782,000
			4,369,900
		TOTAL COMMON STOCKS (Cost $16,841,267)	31,014,582
Principal
Amount
		CONVERTIBLE BONDS - 0.4%
		BacTech Mining Corporation
3,000,000	CAD	10.000%, 03/15/2009 (Acquired 3/15/04, Cost $2,230,050) (a)(b)(c)(d)	1,343,725
		TOTAL CONVERTIBLE BONDS (Cost $2,230,050)	1,343,725

		CORPORATE BONDS - 2.6%
		UBS Gold Bullion Notes
$ 7,000,000		0.000%, 08/29/2008 (a)(e)	9,502,500
		TOTAL CORPORATE BONDS (Cost $7,000,000)	9,502,500

		FOREIGN TREASURY OBLIGATIONS - 71.3%
		AUSTRALIA - 3.3%
		Australian Government Bond
16,620,000	AUD	6.750%, 11/15/2006	12,385,791
		CANADA - 8.1%
		Canadian Treasury Bill
34,030,000	CAD	0.000%, 10/19/2006	30,085,898
		DENMARK - 3.4%
		Kingdom of Denmark Bonds
74,070,000	DKK	3.000%, 11/15/2006	12,684,890
		FINLAND - 1.2%
		Finnish Government Bond
3,418,000	EUR	2.750%, 07/04/2006	4,371,794
		FRANCE - 3.3%
		French Treasury Bond
9,490,000		4.500%, 07/12/2006	12,141,235
		GERMANY - 11.7%
		German Treasury Bill
34,145,000	EUR	0.000%, 07/12/2006	43,644,790
		HONG KONG - 6.7%
		Hong Kong Government Bond
190,000,000	HKD	7.370%, 10/30/2006	24,769,284
		ICELAND - 2.9%
		Nordic Treasury Bill
889,000,000	ISK	0.000%, 02/09/2007	10,891,488
		ITALY - 0.9%
		Republic of Italy Bond
400,000,000	JPY	0.375%, 10/10/2006	3,496,763
		NEW ZEALAND - 1.0%
		New Zealand Government Bond
6,020,000	NZD	8.000%, 11/15/2006	3,680,855
		NORWAY - 4.8%
		Norwegian Government Bond
108,559,000	NOK	6.750%, 01/15/2007	17,751,225
		SINGAPORE - 4.2%
		Singapore Government Bond
24,450,000	SGD	1.375%, 08/01/2006	15,428,609
		SWEDEN - 3.4%
		Swedish Treasury Bill
91,040,000	SEK	0.000%, 09/20/2006	12,588,169
		SWITZERLAND - 14.1%
		Swiss Government Bond
31,450,000	CHF	4.500%, 06/10/2007	26,358,730
		Swiss Treasury Bill
31,900,000	CHF	0.000%, 08/10/2006	26,056,472
			52,415,202
		UNITED KINGDOM - 2.3%
		United Kingdom Treasury Bond
4,560,000	GBP	4.500%, 03/07/2007	8,420,295
		TOTAL FOREIGN TREASURY OBLIGATIONS (Cost $262,478,518)	264,756,288

		U.S. TREASURY OBLIGATIONS - 15.0%
		U.S. Treasury Notes:
$ 6,900,000		7.000%, 07/15/2006	6,902,698
47,550,000		3.625%, 04/30/2007	46,903,605
2,000,000		3.500%, 05/31/2007	1,968,282
		TOTAL U.S. TREASURY OBLIGATIONS (Cost $55,936,484)	55,774,585

Shares
		SHORT-TERM INVESTMENTS - 2.2%
		Mutual Funds - 0.9%
3,183,032		Federated US Treasury Cash Reserve Fund	3,183,032
Principal
Amount
		U.S. Treasury Bills - 1.3%
$ 5,000,000		4.635%, 07/27/2006	4,984,176
		TOTAL SHORT-TERM INVESTMENTS (Cost $8,167,208)	8,167,208

		Total Investments (Cost $352,653,527) (f) - 99.8%	370,558,888
		Other Assets in Excess of Liabilities - 0.2%	828,552
		TOTAL NET ASSETS - 100.0%	$371,387,440

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Fair valued security.
(c)	Restricted security.
(d)	Private placement issue.
(e)	Redemption value linked to the value of gold bullion.
(f)	The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*:
	Cost of investments		$353,269,989
	Gross unrealized appreciation		22,174,594
	Gross unrealized depreciation		(4,885,695)
	Net unrealized appreciation		$17,288,899

	*Because tax adjustments are calculated annually, the above table reflects the tax adjustments
	outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax
	information, please refer to the Notes to Financial Statements section in the Fund’s most recent
	semi-annual or annual report.

ADR	American Depository Receipt
AUD	Australian Dollars
GBP	British Pounds
CAD	Canadian Dollars
DKK	Danish Krone
EUR	European Monetary Units
HKD	Hong Kong Dollars
ISK	Iceland Kroner
JPY	Japanese Yen
NOK	Norwegian Kroner
NZD	New Zealand Dollars
SGD	Singapore Dollars
CHF	Swiss Francs
SEK	Swedish Krona

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudent Bear Funds, Inc.

By (Signature and Title) /s/ David W. Tice
David W. Tice, President

Date 8/23/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ David W. Tice
David W. Tice, President

Date 8/23/2006

By (Signature and Title)* _/s/ David W. Tice
David W. Tice, Treasurer

Date 8/23/2006